Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 32,824,829	$ 23,699,716	$ 57,491,358	$ 43,119,027	$ 93,203,532	$ 64,702,018
Cost of revenue	32,040,363	22,853,442	55,490,156	41,788,693	91,412,016	63,168,303
Gross profit	784,466	846,274	2,001,202	1,330,334	1,791,516	1,533,715
Operating expenses
General and administration	1,037,184	1,144,452	2,571,450	2,133,950	4,983,176	4,517,631
Total operating expenses	1,037,184	1,144,452	2,571,450	2,133,950	4,983,176	4,517,631
Operating loss	(252,718)	(298,178)	(570,248)	(803,616)	(3,191,660)	(2,983,916)
Other income (expense)
Other income	4,264	10,125	519	(4,628)	118,871	4,426
Other expenses	(39,355)	6,432	(73,209)	16,780	(112,962)	2,684
Interest expense	(20,103)	(3,836)	(20,103)	(18,724)	(29,641)	(675,481)
Change in fair value of derivative liabilities	146,268		342,575		(2,650,369)	317,080
Total other expense	91,074	12,721	249,782	(6,572)	(2,674,101)	(880,085)
Net loss before provision for income taxes	(161,644)	(285,457)	(320,466)	(810,188)	(5,865,761)	(3,864,001)
Income taxes
Net loss	(161,644)	(285,457)	(320,466)	(810,188)	(5,865,761)	(3,864,001)
Less: Net income (loss) attributable to noncontrolling interests	52,301	65,723	256,664	95,962	101,713	(26,228)
Net loss attributed to stockholders of iQSTEL Inc.	(213,945)	(351,180)	(577,130)	(906,150)	(5,967,474)	(3,837,773)
Comprehensive income (loss)
Foreign currency adjustment	2,993	(1,023)	4,570	(1,407)	6,080	74,849
Total comprehensive loss	(158,651)	(286,480)	(315,896)	(811,595)	(5,859,681)	(3,789,152)
Less: Comprehensive income attributable to noncontrolling interests	53,767	65,222	258,903	95,273	104,692	10,448
Net comprehensive loss attributed to stockholders of iQSTEL Inc.	$ (212,418)	$ (351,702)	$ (574,799)	$ (906,868)	$ (5,964,373)	$ (3,799,600)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.04)	$ (0.03)
Weighted average number of common shares outstanding - Basic and diluted	164,636,688	150,835,665	164,346,860	149,196,728
Loss on settlement of debt						$ (528,794)
Weighted average number of common shares outstanding - Basic and diluted					151,850,443	135,383,893